UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811- 21141

                                OPTIMUM Q FUNDS
               (Exact name of registrant as specified in charter)

                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
              (Address of principal executive offices) (Zip code)

                                  JOHN SHERMAN
                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
                    (Name and address of agent for service)

                                 (617)-234-2200
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31, 2005

Date of reporting period:  JANUARY 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (OPTIMUM Q FUNDS LOGO)

                               Semi-Annual Report
                                January 31, 2005

                          Optimum Q-All Cap Core Fund
                         Optimum Q-Balanced Growth Fund
                      Optimum Q-Capital Conservation Fund

                               TABLE OF CONTENTS

Letter From the Manager
Schedule of Investments
   All Cap Core Fund                                                          1
   Balanced Growth Fund                                                      10
   Capital Conservation Fund                                                 23
Statements of Assets and
  Liabilities                                                                29
Statements of Operations                                                     31
Statements of Changes in
  Net Assets                                                                 32
Financial Highlights                                                         35
Notes to Financial Statements                                                39

Letter From the President

                                                                    January 2005

Dear Shareholder:

With solid growth during the latter stages of 2004, the economic expansion is showing signs of durability. Other positive indications over the past six months include an improving employment picture, increased manufacturing activity and still solid consumer spending. This demonstration of strength has coincided with a stated effort on the part of the Federal Reserve to restore short-term interest rates to a level representing a more typical positive spread over the rate of inflation. Thus far, equity markets have successfully shrugged off the Fed's efforts to increase rates, finishing 2004 with a strong rally before taking a small step back over the first month of 2005. Although dollar weakness, elevated energy prices and ongoing world instability all pose risks, the major question facing the market as we enter a new year appears to be whether the Fed can successfully forestall an increase in inflation without upsetting the economy's growth rate.

While the performance of the economy was impressive over the last six months, we are pleased to report that the results for each of our strategies were equally as satisfying. The All Cap Core Fund enjoyed another strong period, handily beating the performance of its index, the Russell 3000. The Balanced Growth Fund also outperformed its benchmark indices, benefiting from an ongoing rally in shares of real estate companies as well as a decline in the value of the dollar, which helped the Fund's international investments. The Capital Conservation Fund weathered a dramatic increase in short-term rates, for which we had been positioning for some time, to also finish ahead of its comparable indices for the period.

We are thankful for your support and interested in any thoughts or questions you have about this report, our strategies or our Fund Family in general. As always, please feel free to call us at 1-866-784-6867 (1-86-OPTIMUMQ) or visit our web site at www.optimumqfunds.com.

Best regards,

/s/R. Schorr Berman

R. Schorr Berman
President

Mutual fund investing involves risk; principal loss is possible.

For this letter and the discussions that follow, please refer to the report section for standardized performance, index information and portfolio holdings. Portfolio holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor 03/05

QUARTERLY DISCLOSURE PORTFOLIO HOLDINGS. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may also be reviewed and copied at the SEC's public reference room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

              Optimum QTM All Cap Core                        Lipper Multi-Cap
    Date       Fund - Memorial Class        Russell 3000      Core Fund Index
    ----       ---------------------        ------------      ---------------
 10/1/2002            $10,000                 $10,000             $10,000
 1/31/2003            $10,534                 $10,538             $10,453
 7/31/2003            $11,775                 $12,454             $12,268
 1/31/2004            $13,993                 $14,453             $14,289
 7/31/2004            $13,870                 $14,112             $13,932
 1/31/2005            $15,436                 $15,427             $15,335

Optimum QTM All Cap Core Fund--Memorial Class

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2005

                                                                                     ANNUALIZED
                                                        SIX          ONE          SINCE INCEPTION
                                                      MONTHS         YEAR        (OCTOBER 1, 2002)
                                                      ------         ----        -----------------
Optimum QTM All Cap Core Fund--Memorial Class         11.29%        10.32%             20.40%
Russell 3000 Index                                     9.32%         6.74%             20.38%
Lipper Multi-Cap Core Fund Index                      10.07%         7.31%             20.11%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 11.29% for the six months ended January 31, 2005, outperforming both the 9.32% return for the Russell 3000 Index and the 10.07% result for the Lipper Multi Cap Core Index. Much of this outperformance was generated during the first month of 2005 when the Fund was down only marginally while the market experienced a significant slump, giving back some of the gains registered during the latter stages of 2004.

Compared to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period which helped boost performance since value companies outperformed their growth counterparts. During the period, the allocation to large capitalization companies was reduced in favor of shares of mid, and to a lesser extent, small capitalization firms. This shift also benefited performance as shares of large capitalization firms underperformed on a relative basis. At the sector level, an overweight position in shares of energy companies contributed positively to the Fund's relative performance as these securities benefited from elevated energy prices.

The Fund continues to favor value over growth and is overweight mid capitalization stocks while being underweight both large and small capitalization firms. The largest sector overweights are in energy and financial services, with health care and information technology as the most significant underweights. With most measures suggesting that a favorable economic environment is likely in the near term, we are optimistic about the outlook for the Fund and will continue to strive for strong risk-adjusted returns through disciplined, fundamentally-based stock selection.

The Fund invests in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              0.5%
Capital Goods                                 3.0%
Consumer Durables                             6.9%
Consumer Cyclicals                           10.1%
Consumer Staples                              6.2%
Energy                                       19.8%
Financial Services                           37.2%
Healthcare                                    3.7%
Information Technology                        6.8%
Public Utilities                              2.1%
Transportation                                3.7%

                       Optimum QTM                            Lipper Balanced
    Date          Balanced Growth Fund         S&P 500           Fund Index
    ----          --------------------         -------        ---------------
 10/1/2002               $10,000               $10,000            $10,000
 1/31/2003               $10,292               $10,560            $10,389
 7/31/2003               $11,418               $12,333            $11,509
 1/31/2004               $13,163               $14,211            $12,838
 7/31/2004               $13,173               $13,958            $12,691
 1/31/2005               $14,335               $15,097            $13,608

Optimum QTM Balanced Growth Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2005

                                                                           ANNUALIZED
                                           SIX            ONE           SINCE INCEPTION
                                          MONTHS          YEAR         (OCTOBER 1, 2002)
                                          ------          ----         -----------------
Optimum QTM Balanced Growth Fund          8.82%          8.91%               16.68%
S&P 500 Index                             8.16%          6.23%               19.27%
Lipper Balanced Fund Index                7.23%          6.00%               14.12%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

One cannot invest directly in an index.

BALANCED GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 8.82% for the six-months ended January 31, 2005, beating both the 8.16% result for the S&P 500 Index and the 7.23% return for the Lipper Balanced Fund Index. Once again we were particularly pleased with the Fund's outperformance relative to the strength of a more narrow domestic equity index such as the S&P. One would not generally expect such outperformance in a period of rising U.S. markets given the Fund's broad diversification into other asset classes.

The Fund's positioning was fairly static over the six month period, with U.S. equities accounting for the largest allocation at a targeted 50% of Fund assets. These investments, which are managed under our proprietary Optimum Q - All Cap Core strategy, had another strong result, soundly besting the return on the Russell 3000 Index over the period. The Fund's allocations to Real Estate Investment Trusts ("Reits") and International Equities were also unchanged at a targeted 8% over the six months. The performance of both of these sectors was favorable for the Fund's results as Reits rallied steadily throughout the second half of 2004 and International investments benefited from a resumption of the declining trend in the dollar. Fixed income investment performance lagged the Fund's other sectors, but performed well relative to the fixed income market as a whole. We will continue to position the Fund's fixed income investments conservatively with respect to interest rate risk in recognition of the likelihood for higher rates in 2005.

While economic conditions have stabilized and the general outlook is favorable, we will remain disciplined in maintaining our diversified approach. Though no material changes to the Fund's allocations are presently contemplated, should market conditions change we will not hesitate to adjust the Fund's positioning.

The Fund invests in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The Fund may invest in foreign securities which involves greater volatility and political, economic and currency risks and differences in accounting methods.

Investments by the Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

ASSET ALLOCATION BREAKDOWN (as % of investments)

Domestic Equity                              49.9%
Fixed Income                                 32.8%
International Equity                          8.0%
REITs                                         7.2%
Short-Term Investments                        2.1%

                    Optimum QTM             Citigroup        Lipper Short-Term
                      Capital            Salomon 1-Year       Investment Grade
    Date         Conservation Fund       Treasury Index         Funds Index
    ----         -----------------       --------------      -----------------
 10/1/2002            $10,000                $10,000              $10,000
 1/31/2003            $10,017                $10,072              $10,126
 7/31/2003            $10,082                $10,145              $10,233
 1/31/2004            $10,160                $10,223              $10,411
 7/31/2004            $10,168                $10,245              $10,430
 1/31/2005            $10,280                $10,295              $10,546

Optimum QTM Capital Conservation Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JANUARY 31, 2005

                                                                                     ANNUALIZED
                                                     SIX            ONE           SINCE INCEPTION
                                                    MONTHS          YEAR         (OCTOBER 1, 2002)
                                                    ------          ----          ----------------
Optimum QTM Capital Conservation Fund               1.12%          1.20%               1.21%
Citigroup Salomon 1-Year Treasury Index             0.49%          0.70%               1.25%
Lipper Short-Term Investment
  Grade Funds Index                                 1.11%          1.29%               2.30%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. While this is a risk of investing in the Fund, please keep in mind that the Fund is designed to limit its exposure to longer-term debt instruments.

The Citigroup Salomon 1-Year Treasury Benchmark Index ("Citigroup Salomon 1-Year Treasury Index") is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short-Term Investment Grade Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade funds category. These Funds, by portfolio practice, invest primarily in investment grade debt issues (rated in top four grades) with dollar weighted average maturities of six months to three years.

One cannot invest directly in an index.

CAPITAL CONSERVATION FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's 1.12% return for the six months ended January 31, 2005 was in line with the 1.11% result of the Lipper Short-Term Investment Grade Fund Index, a measure of the return on peer mutual funds, and well ahead of the 0.49% return on the benchmark Salomon 1-Year Treasury Index. This performance was quite satisfactory as the Fund successfully weathered the series of short-term rate increases that the Fed initiated last summer. We have been positioned for such an environment for quite some time, and it was gratifying to see the Fund perform as expected.

The portfolio's mix of investments was generally unchanged over the last six months. Exposure to instruments bearing credit risk was kept to a minimum because in our judgment the market yields available were insufficient compensation for the additional risk. Instead, we continued to emphasize well structured, AAA-rated asset- and mortgage-backed instruments which held up well as rates increased.

We anticipate a steady diet of short-term rate increases throughout the year with a target Fed Funds rate approaching 4% around year-end, up from the current 2.25% level. With this backdrop in mind, we will continue to maintain close control over the Fund's duration (exposure to interest rate risk), minimize extension risk in the Fund's mortgage-backed investments and, until more favorable pricing is available, avoid instruments bearing credit risk. In general, Fund performance should improve as short-term rates work their way up to a more normalized level from the decades-low experience of the past few years.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. While this is a risk of investing in the Fund, please keep in mind that the Fund is designed to limit its exposure to longer-term debt instruments.

SECURITY TYPE BREAKDOWN (as % of investments)

U.S. Government Securities                        51.4%
Non-Agency Mortgage & Asset Backed Securities     30.8%
Corporate Notes & Bonds                           11.2%
Short-Term Investments                             6.6%

OPTIMUM QTM FUNDS

ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED JANUARY 31, 2005

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/04 - 1/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses of the Funds. Although the Funds charge no sales load or redemption fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee. You may use the information in the first line of the table below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALL CAP CORE FUND--MEMORIAL CLASS

                                                                              EXPENSES PAID
                                        BEGINNING       ENDING VALUE        DURING THE PERIOD
                                       VALUE 8/1/04        1/31/05        8/1/04 - 1/31/05*<F1>
                                       ------------     ------------      ---------------------
Actual                                  $1,000.00         $1,112.90               $6.60
Hypothetical (5% annual
  return before expenses)               $1,000.00         $1,018.95               $6.31

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

ALL CAP CORE FUND--ADVISER CLASS

                                                                              EXPENSES PAID
                                        BEGINNING       ENDING VALUE        DURING THE PERIOD
                                       VALUE 8/1/04        1/31/05        8/1/04 - 1/31/05*<F2>
                                       ------------     ------------      ---------------------
Actual                                  $1,000.00         $1,110.90               $7.93
Hypothetical (5% annual
  return before expenses)               $1,000.00         $1,017.69               $7.58

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.49% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

BALANCED GROWTH FUND

                                                                              EXPENSES PAID
                                        BEGINNING       ENDING VALUE        DURING THE PERIOD
                                       VALUE 8/1/04        1/31/05        8/1/04 - 1/31/05*<F3>
                                       ------------     ------------      ---------------------
Actual                                  $1,000.00         $1,088.20               $5.95
Hypothetical (5% annual
  return before expenses)               $1,000.00         $1,019.51               $5.75

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CAPITAL CONSERVATION FUND

                                                                              EXPENSES PAID
                                        BEGINNING       ENDING VALUE        DURING THE PERIOD
                                       VALUE 8/1/04        1/31/05        8/1/04 - 1/31/05*<F4>
                                       ------------     ------------      ---------------------
Actual                                  $1,000.00         $1,011.20               $4.82
Hypothetical (5% annual
  return before expenses)               $1,000.00         $1,020.42               $4.84

*<F4> Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS                                  97.6%
             AEROSPACE & DEFENSE                   0.8%
     1,000   General Dynamics Corporation                          $   103,250
       800   Goodrich Corporation*<F5>                                  27,440
     1,400   Lockheed Martin Corporation*<F5>                           80,934
     4,500   Northrop Grumman Corporation                              233,460
                                                                   -----------
                                                                       445,084
                                                                   -----------

             AUTOMOTIVE                            0.2%
     1,800   Harley-Davidson, Inc.                                     108,198
                                                                   -----------

             BANKING                               2.4%
     2,300   AmSouth Bancorporation                                     57,362
     1,800   BancorpSouth, Inc.                                         39,240
     4,500   Comerica Incorporated                                     260,370
     1,700   Hibernia Corporation - Class A                             44,744
     1,000   Huntington Bancshares Incorporated*<F5>                    22,970
    16,000   KeyCorp                                                   534,720
       900   Trustmark Corporation                                      24,903
     4,000   UnionBanCal Corporation                                   246,320
       500   Zions Bancorporation                                       33,910
                                                                   -----------
                                                                     1,264,539
                                                                   -----------

             BIOTECHNOLOGY                         0.3%
     1,300   Affymetrix, Inc.*<F5>                                      53,508
     1,800   Applera Corp - Applied Biosystems Group                    36,090
     1,900   Celgene Corporation*<F5>                                   51,946
       700   Gen-Probe Incorporated*<F5>                                34,167
       200   Gilead Sciences, Inc.*<F5>                                  6,620
                                                                   -----------
                                                                       182,331
                                                                   -----------

             BUILDING & HOUSING                    6.2%
     1,200   Beazer Homes USA, Inc.                                    178,200
     6,000   Centex Corporation                                        367,860
    10,300   D.R. Horton, Inc.                                         409,734
     3,500   KB HOME                                                   380,275
     2,300   Lafarge North America Inc.                                124,752
     5,500   Lennar Corporation                                        310,585
     3,497   M.D.C. Holdings, Inc.                                     254,582
       600   M/I Homes, Inc.                                            34,080
     4,900   Masco Corporation                                         180,320
     8,700   Pulte Homes, Inc.                                         574,896
     1,600   Standard-Pacific Corp.                                    106,448
     1,800   Texas Industries, Inc.                                    114,372
     1,900   The Ryland Group, Inc.                                    123,253
     1,700   Toll Brothers, Inc.*<F5>                                  132,719
     1,400   WCI Communities, Inc.*<F5>                                 44,604
                                                                   -----------
                                                                     3,336,680
                                                                   -----------

             COMMERCIAL SERVICES & SUPPLIES        1.2%
       700   Alliance Data Systems Corporation*<F5>                     30,394
     1,200   Ball Corporation                                           51,264
     1,400   Dun & Bradstreet Corporation*<F5>                          81,340
     1,700   Equifax Inc.                                               48,110
     2,100   Fastenal Company                                          126,273
     1,900   Moody's Corporation                                       159,182
     1,900   Republic Services, Inc.                                    62,643
     2,100   Robert Half International Inc.*<F5>                        63,714
                                                                   -----------
                                                                       622,920
                                                                   -----------

             COMPUTER PERIPHERALS                  1.4%
    33,200   EMC Corporation*<F5>                                      434,920
     8,900   Network Appliance, Inc.*<F5>                              283,376
     1,100   Storage Technology Corporation*<F5>                        34,639
                                                                   -----------
                                                                       752,935
                                                                   -----------

             COMPUTER SERVICES                     0.5%
     1,400   Affiliated Computer Services, Inc.*<F5>                    75,866
     1,100   CACI International, Inc. - Class A*<F5>                    57,365
     2,800   Cognizant Technology Solutions Corporation*<F5>           106,120
     1,100   The Reynolds & Reynolds Company                            29,997
                                                                   -----------
                                                                       269,348
                                                                   -----------

             COMPUTERS                             3.4%
    32,100   Dell Inc.*<F5>                                          1,340,496
    25,000   Hewlett-Packard Company                                   489,750
                                                                   -----------
                                                                     1,830,246
                                                                   -----------

             CONSUMER PRODUCTS                     3.3%
     1,300   Fortune Brands, Inc.                                      109,174
     1,500   Furniture Brands International, Inc.                       35,550
     8,900   Kimberly-Clark Corporation                                583,039
     3,100   Tempur-Pedic International, Inc.*<F5>                      66,309
    18,000   The Procter & Gamble Company                              958,140
       400   The Toro Company                                           33,300
                                                                   -----------
                                                                     1,785,512
                                                                   -----------

             DIVERSIFIED MANUFACTURING             1.6%
     1,700   American Axle & Manufacturing Holdings, Inc.               45,645
     3,900   Danaher Corporation                                       214,032
     5,500   Deere & Company                                           381,865
       200   Eaton Corporation*<F5>                                     13,598
     2,600   Illinois Tool Works Inc.*<F5>                             226,148
                                                                   -----------
                                                                       881,288
                                                                   -----------

             E-COMMERCE                            0.8%
       900   Getty Images, Inc.*<F5>                                    62,730
       500   Infospace, Inc.*<F5>                                       23,605
     1,100   Monster Worldwide Inc.*<F5>                                34,419
       600   Websense, Inc.*<F5>                                        32,220
     8,000   Yahoo! Inc.*<F5>                                          281,680
                                                                   -----------
                                                                       434,654
                                                                   -----------

             EDUCATION                             0.1%
     1,400   ITT Educational Services, Inc.*<F5>                        68,768
                                                                   -----------

             ELECTRONICS                           1.6%
     2,400   Amphenol Corporation                                       94,392
     2,800   AVX Corporation                                            32,480
     5,900   Harman International Industries, Incorporated             717,735
                                                                   -----------
                                                                       844,607
                                                                   -----------

             FINANCIAL SERVICES                   15.5%
     3,000   AmeriCredit Corp.*<F5>                                     73,650
     8,100   Capital One Financial Corporation                         634,068
     3,800   CapitalSource Inc.*<F5>                                    89,718
    17,400   CIT Group Inc.                                            702,438
     1,700   CompuCredit Corporation*<F5>                               48,722
     3,200   Doral Financial Corp.                                     138,400
    12,600   Fannie Mae                                                813,708
    14,100   Freddie Mac                                               920,589
     2,000   Investors Financial Services Corp.                        100,820
     5,500   Lehman Brothers Holdings Inc.                             501,545
    19,500   Merrill Lynch & Co, Inc.                                1,171,365
    11,300   Providian Financial Corporation*<F5>                      188,484
     3,400   Radian Group Inc.                                         162,996
     2,100   SLM Corporation                                           105,399
     3,700   The Bear Stearns Companies Inc.                           373,922
       900   The First Marblehead Corporation*<F5>                      57,897
    20,600   The Goldman Sachs Group, Inc.                           2,221,710
                                                                   -----------
                                                                     8,305,431
                                                                   -----------

             FOOD & BEVERAGES                      3.4%
    18,500   Archer-Daniels-Midland Company                            447,700
     2,600   Dean Foods Company*<F5>                                    91,598
     1,400   PepsiAmericas, Inc.*<F5>                                   29,750
    17,300   PepsiCo, Inc.                                             929,010
     3,000   Pilgrim's Pride Corporation                               104,880
     3,900   Starbucks Corporation*<F5>                                210,600
                                                                   -----------
                                                                     1,813,538
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES        3.3%
     9,100   HCA, Inc.                                                 405,132
     1,400   Immucor, Inc.*<F5>                                         42,854
     2,000   Kinetic Concepts, Inc.*<F5>                               130,000
     2,800   Laboratory Corporation of America Holdings*<F5>           133,980
     2,800   Medco Health Solutions, Inc.*<F5>                         119,196
     1,600   PerkinElmer, Inc.*<F5>                                     36,784
     2,100   Quest Diagnostics Incorporated                            200,130
     4,500   Stryker Corporation                                       221,130
     7,000   Varian Medical Systems, Inc.*<F5>                         264,110
     2,700   Zimmer Holdings, Inc.*<F5>                                212,895
                                                                   -----------
                                                                     1,766,211
                                                                   -----------

             INSURANCE                            17.6%
     1,600   Allmerica Financial Corporation*<F5>                       52,240
     4,200   AMBAC Financial Group, Inc.                               322,896
    17,000   American International Group, Inc.                      1,126,930
     1,600   AmerUs Group Co.                                           71,312
     5,200   Assurant, Inc.                                            169,156
     5,200   Genworth Financial Inc.                                   137,956
     8,100   Hartford Financial Services Group, Inc.                   545,049
     3,800   Jefferson-Pilot Corporation                               189,620
     1,600   LandAmerica Financial Group, Inc.                          82,304
     8,900   Lincoln National Corporation                              410,646
     3,600   Loews Corporation                                         244,800
     2,100   MBIA Inc.                                                 125,454
     4,400   Mercury General Corporation                               250,360
    26,100   Metlife, Inc.                                           1,037,475
     3,700   MGIC Investment Corporation                               236,430
     3,800   Nationwide Financial Services, Inc. - Class A             140,410
     1,900   Ohio Casualty Corporation*<F5>                             43,681
     3,400   Principal Financial Group, Inc.                           137,972
     2,750   Protective Life Corporation                               113,190
     5,300   SAFECO Corporation                                        245,390
       800   Selective Insurance Group, Inc.                            34,536
     1,200   StanCorp Financial Group, Inc.                            102,000
       900   State Auto Financial Corporation                           23,832
     1,500   Stewart Information Services Corporation                   60,465
    40,450   The Allstate Corporation                                2,040,298
    14,300   The Chubb Corporation                                   1,065,064
     1,100   The Commerce Group, Inc.                                   71,841
     5,200   Torchmark Corporation                                     283,920
     2,000   W.R. Berkley Corporation                                   95,400
                                                                   -----------
                                                                     9,460,627
                                                                   -----------

             LEISURE & GAMING                      0.1%
       600   Choice Hotels International, Inc.                          34,800
     2,000   Hilton Hotels Corporation                                  44,500
                                                                   -----------
                                                                        79,300
                                                                   -----------

             METALS                                0.2%
     2,100   Commercial Metals Company                                  60,690
     1,000   Steel Dynamics, Inc.                                       37,800
                                                                   -----------
                                                                        98,490
                                                                   -----------

             MULTIMEDIA                            0.8%
     2,600   Omnicom Group Inc.                                        220,714
     1,200   The McGraw-Hill Companies, Inc.                           108,600
     5,100   Time Warner Inc.*<F5>                                      91,800
                                                                   -----------
                                                                       421,114
                                                                   -----------

             OIL & GAS                            19.3%
     8,000   Amerada Hess Corporation                                  693,200
    20,700   Anadarko Petroleum Corporation                          1,370,547
    14,900   Apache Corporation                                        810,858
       400   CARBO Ceramics Inc.                                        28,660
    47,300   ChevronTexaco Corporation                               2,573,120
     1,200   Cimarex Energy Co.*<F5>                                    43,500
    18,100   ConocoPhillips                                          1,679,499
     2,000   ENSCO International, Incorporated                          68,460
     6,800   GlobalSantaFe Corporation                                 240,448
     3,100   Grant Prideco, Inc.*<F5>                                   60,760
     5,500   Marathon Oil Corporation                                  213,015
     3,300   Noble Corporation*<F5>                                    176,055
    16,200   Occidental Petroleum Corporation                          945,756
       600   SEACOR Holdings Inc.*<F5>                                  33,594
     2,200   Stone Energy Corporation*<F5>                              94,160
     1,000   Swift Energy Company*<F5>                                  30,270
     2,400   Tesoro Corporation*<F5>                                    76,416
     1,200   The Houston Exploration Company*<F5>                       65,052
     7,500   Transocean Inc.*<F5>                                      330,000
     1,700   Ultra Petroleum Corp.*<F5>                                 87,601
    10,400   Unocal Corporation                                        494,728
     4,600   Weatherford International Ltd.*<F5>                       249,642
                                                                   -----------
                                                                    10,365,341
                                                                   -----------

             PAPER                                 0.2%
     3,600   MeadWestvaco Corporation                                  104,004
                                                                   -----------

             RESTAURANTS                           0.1%
     1,000   Landry's Restaurants, Inc.                                 28,200
                                                                   -----------

             RETAIL                                5.0%
     1,700   Aeropostale, Inc.*<F5>                                     47,243
     1,900   bebe stores, inc.                                          49,229
     1,300   Bed Bath & Beyond Inc.*<F5>                                52,377
     3,100   Chico's FAS, Inc.*<F5>                                    163,308
     2,300   Dillard's, Inc.                                            60,352
     8,100   Federated Department Stores, Inc.                         460,080
       600   Neiman Marcus Group, Inc. - Class A                        40,140
     2,200   Pacific Sunwear Of California, Inc.*<F5>                   53,878
     1,300   The Talbots, Inc.                                          35,191
     2,600   Urban Outfitters, Inc.*<F5>                               109,382
    30,000   Wal-Mart Stores, Inc.                                   1,572,000
     1,300   Zale Corporation*<F5>                                      34,528
                                                                   -----------
                                                                     2,677,708
                                                                   -----------

             SAVINGS & LOANS                       0.7%
     5,350   Astoria Financial Corporation                             201,374
     1,300   Downey Financial Corp.                                     82,940
     1,300   FirstFed Financial Corp.*<F5>                              69,160
                                                                   -----------
                                                                       353,474
                                                                   -----------

             SEMICONDUCTORS                        0.1%
     1,300   Sigmatel Incorporated*<F5>                                 51,233
                                                                   -----------

             SOFTWARE                              0.8%
     5,700   Computer Associates International, Inc.                   154,983
     4,000   Intuit Inc.*<F5>                                          156,000
     1,700   Mercury Interactive Corporation*<F5>                       74,409
     5,500   TIBCO Software Inc.*<F5>                                   60,445
                                                                   -----------
                                                                       445,837
                                                                   -----------

             TEXTILES & APPAREL                    1.0%
     7,200   Coach, Inc.*<F5>                                          403,920
     2,500   Reebok International Ltd.                                 111,325
                                                                   -----------
                                                                       515,245
                                                                   -----------

             TRANSPORTATION                        3.7%
    30,500   Burlington Northern Santa Fe Corporation                1,469,490
     1,300   EGL, Inc.*<F5>                                             39,299
    11,800   Norfolk Southern Corporation                              412,056
       900   Offshore Logistics, Inc.*<F5>                              28,719
       900   Overnite Corporation*<F5>                                  27,792
                                                                   -----------
                                                                     1,977,356
                                                                   -----------

             UTILITY - ELECTRIC                    1.5%
     1,600   DTE Energy Company                                         70,096
     3,900   Duke Energy Corporation                                   104,481
     3,600   Entergy Corporation                                       250,272
     2,300   FPL Group, Inc.                                           176,272
     1,700   Progress Energy, Inc.                                      75,225
     1,000   SCANA Corporation                                          39,050
     2,150   Wisconsin Energy Corporation                               73,487
     1,400   Xcel Energy, Inc.                                          25,466
                                                                   -----------
                                                                       814,349
                                                                   -----------

             UTILITY - GAS                         0.5%
     7,500   Sempra Energy                                             279,150
                                                                   -----------

             TOTAL COMMON STOCKS
               (COST $47,429,680)                                   52,383,718
                                                                   -----------

             SHORT TERM INVESTMENTS                          2.2%

             MONEY MARKET MUTUAL FUNDS             2.2%
 1,191,058   SEI Daily Income Trust Government Fund                  1,191,058
                                                                   -----------
             TOTAL SHORT TERM INVESTMENTS
               (COST $1,191,058)                                     1,191,058
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $48,620,738)                           99.8%   53,574,776
                                                           ------  -----------
             OTHER ASSETS LESS
               LIABILITIES                                   0.2%       93,110
                                                           ------  -----------
             TOTAL NET ASSETS                              100.0%  $53,667,886
                                                           ------  -----------
                                                           ------  -----------

*<F5>  Non-Income Producing Security

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS                                  57.0%

             AEROSPACE & DEFENSE                   0.4%
       500   General Dynamics Corporation                          $    51,625
       400   Goodrich Corporation*<F6>                                  13,720
       700   Lockheed Martin Corporation*<F6>                           40,467
     2,500   Northrop Grumman Corporation                              129,700
                                                                   -----------
                                                                       235,512
                                                                   -----------

             AUTOMOTIVE                            0.1%
       900   Harley-Davidson, Inc.                                      54,099
                                                                   -----------

             BANKING                               1.1%
     1,200   AmSouth Bancorporation                                     29,928
     1,000   BancorpSouth, Inc.                                         21,800
     2,500   Comerica Incorporated                                     144,650
       900   Hibernia Corporation - Class A                             23,688
       500   Huntington Bancshares Incorporated*<F6>                    11,485
     8,800   KeyCorp                                                   294,096
     2,200   UnionBanCal Corporation                                   135,476
       200   Zions Bancorporation                                       13,564
                                                                   -----------
                                                                       674,687
                                                                   -----------

             BIOTECHNOLOGY                         0.2%
       800   Affymetrix, Inc.*<F6>                                      32,928
       900   Applera Corp - Applied Biosystems Group                    18,045
     1,100   Celgene Corporation*<F6>                                   30,074
       400   Gen-Probe Incorporated*<F6>                                19,524
                                                                   -----------
                                                                       100,571
                                                                   -----------

             BUILDING & HOUSING                    3.5%
       800   Beazer Homes USA, Inc.                                    118,800
     6,400   Centex Corporation                                        392,384
     5,700   D.R. Horton, Inc.                                         226,746
     2,150   KB HOME                                                   233,598
     1,300   Lafarge North America Inc.                                 70,512
     3,200   Lennar Corporation                                        180,704
     1,339   M.D.C. Holdings, Inc.                                      97,479
       300   M/I Homes, Inc.                                            17,040
     2,600   Masco Corporation                                          95,680
     4,900   Pulte Homes, Inc.                                         323,792
       900   Standard-Pacific Corp.                                     59,877
     1,200   Texas Industries, Inc.                                     76,248
     1,000   The Ryland Group, Inc.                                     64,870
       900   Toll Brothers, Inc.*<F6>                                   70,263
       800   WCI Communities, Inc.*<F6>                                 25,488
                                                                   -----------
                                                                     2,053,481
                                                                   -----------

             COMMERCIAL SERVICES & SUPPLIES        0.6%
       400   Alliance Data Systems Corporation*<F6>                     17,368
       600   Ball Corporation                                           25,632
       800   Dun & Bradstreet Corporation*<F6>                          46,480
       900   Equifax Inc.                                               25,470
     1,300   Fastenal Company                                           78,169
     1,000   Moody's Corporation                                        83,780
     1,000   Republic Services, Inc.                                    32,970
     1,200   Robert Half International Inc.*<F6>                        36,408
                                                                   -----------
                                                                       346,277
                                                                   -----------

             COMPUTER PERIPHERALS                  0.7%
    17,100   EMC Corporation*<F6>                                      224,010
     4,800   Network Appliance, Inc.*<F6>                              152,832
       500   Storage Technology Corporation*<F6>                        15,745
                                                                   -----------
                                                                       392,587
                                                                   -----------

             COMPUTER SERVICES                     0.2%
       700   Affiliated Computer Services, Inc.*<F6>                    37,933
       600   CACI International, Inc. - Class A*<F6>                    31,290
     1,600   Cognizant Technology Solutions Corporation*<F6>            60,640
       600   The Reynolds & Reynolds Company                            16,362
                                                                   -----------
                                                                       146,225
                                                                   -----------

             COMPUTERS                             1.5%
    18,600   Dell Inc.*<F6>                                            776,736
     4,800   Hewlett-Packard Company                                    94,032
                                                                   -----------
                                                                       870,768
                                                                   -----------

             CONSUMER PRODUCTS                     1.7%
       700   Fortune Brands, Inc.                                       58,786
       800   Furniture Brands International, Inc.                       18,960
     4,800   Kimberly-Clark Corporation                                314,448
     1,700   Tempur-Pedic International, Inc.*<F6>                      36,363
    10,100   The Procter & Gamble Company                              537,623
       200   The Toro Company                                           16,650
                                                                   -----------
                                                                       982,830
                                                                   -----------

             DIVERSIFIED MANUFACTURING             0.8%
       900   American Axle & Manufacturing Holdings, Inc.               24,165
     2,100   Danaher Corporation                                       115,248
     3,200   Deere & Company                                           222,176
     1,300   Illinois Tool Works Inc.*<F6>                             113,074
                                                                   -----------
                                                                       474,663
                                                                   -----------

             E-COMMERCE                            0.4%
       500   Getty Images, Inc.*<F6>                                    34,850
       300   Infospace, Inc.*<F6>                                       14,163
       600   Monster Worldwide Inc.*<F6>                                18,774
       300   Websense, Inc.*<F6>                                        16,110
     4,100   Yahoo! Inc.*<F6>                                          144,361
                                                                   -----------
                                                                       228,258
                                                                   -----------

             EDUCATION                             0.1%
       800   ITT Educational Services, Inc.*<F6>                        39,296
                                                                   -----------

             ELECTRONICS                           0.9%
     1,300   Amphenol Corporation                                       51,129
     1,500   AVX Corporation                                            17,400
     3,800   Harman International Industries, Incorporated             462,270
                                                                   -----------
                                                                       530,799
                                                                   -----------

             FINANCIAL SERVICES                    7.5%
     1,600   AmeriCredit Corp.*<F6>                                     39,280
     4,500   Capital One Financial Corporation                         352,260
     2,100   CapitalSource Inc.*<F6>                                    49,581
    12,500   CIT Group Inc.                                            504,625
       900   CompuCredit Corporation*<F6>                               25,794
     1,900   Doral Financial Corp.                                      82,175
     8,500   Freddie Mac                                               554,965
     1,100   Investors Financial Services Corp.                         55,451
     3,200   Lehman Brothers Holdings Inc.                             291,808
    10,400   Merrill Lynch & Co, Inc.                                  624,728
     6,200   Providian Financial Corporation*<F6>                      103,416
     2,000   Radian Group Inc.                                          95,880
     1,100   SLM Corporation                                            55,209
     2,100   The Bear Stearns Companies Inc.                           212,226
       500   The First Marblehead Corporation*<F6>                      32,165
    12,600   The Goldman Sachs Group, Inc.                           1,358,910
                                                                   -----------
                                                                     4,438,473
                                                                   -----------

             FOOD & BEVERAGES                      1.7%
    11,000   Archer-Daniels-Midland Company                            266,200
     1,400   Dean Foods Company*<F6>                                    49,322
       800   PepsiAmericas, Inc.*<F6>                                   17,000
     9,200   PepsiCo, Inc.                                             494,040
     1,700   Pilgrim's Pride Corporation                                59,432
     2,200   Starbucks Corporation*<F6>                                118,800
                                                                   -----------
                                                                     1,004,794
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES        1.8%
     5,000   HCA, Inc.                                                 222,600
       700   Immucor, Inc.*<F6>                                         21,427
     1,100   Kinetic Concepts, Inc.*<F6>                                71,500
     1,500   Laboratory Corporation of America Holdings*<F6>            71,775
     1,400   Medco Health Solutions, Inc.*<F6>                          59,598
       900   PerkinElmer, Inc.*<F6>                                     20,691
     1,200   Quest Diagnostics Incorporated                            114,360
     2,400   Stryker Corporation                                       117,936
     5,800   Varian Medical Systems, Inc.*<F6>                         218,834
     1,500   Zimmer Holdings, Inc.*<F6>                                118,275
                                                                   -----------
                                                                     1,036,996
                                                                   -----------

             INSURANCE                             9.1%
       800   Allmerica Financial Corporation*<F6>                       26,120
     2,500   AMBAC Financial Group, Inc.                               192,200
     5,300   American International Group, Inc.                        351,337
       900   AmerUs Group Co.                                           40,113
     2,800   Assurant, Inc.                                             91,084
     2,600   Genworth Financial Inc.                                    68,978
     4,500   Hartford Financial Services Group, Inc.                   302,805
     2,200   Jefferson-Pilot Corporation                               109,780
     1,000   LandAmerica Financial Group, Inc.                          51,440
     5,400   Lincoln National Corporation                              249,156
     2,100   Loews Corporation                                         142,800
     1,200   MBIA Inc.                                                  71,688
     3,000   Mercury General Corporation                               170,700
    14,500   Metlife, Inc.                                             576,375
     2,100   MGIC Investment Corporation                               134,190
     1,000   Ohio Casualty Corporation*<F6>                             22,990
     1,900   Principal Financial Group, Inc.                            77,102
     1,500   Protective Life Corporation                                61,740
     2,900   SAFECO Corporation                                        134,270
       500   Selective Insurance Group, Inc.                            21,585
       700   StanCorp Financial Group, Inc.                             59,500
       500   State Auto Financial Corporation                           13,240
     1,000   Stewart Information Services Corporation                   40,310
    25,950   The Allstate Corporation                                1,308,918
     9,100   The Chubb Corporation                                     677,768
       700   The Commerce Group, Inc.                                   45,717
       300   The Progressive Corporation*<F6>                           25,095
     5,150   Torchmark Corporation                                     281,190
                                                                   -----------
                                                                     5,348,191
                                                                   -----------

             LEISURE & GAMING                      0.1%
       300   Choice Hotels International, Inc.                          17,400
     1,000   Hilton Hotels Corporation                                  22,250
                                                                   -----------
                                                                        39,650
                                                                   -----------

             METALS                                0.2%
     3,200   Commercial Metals Company                                  92,480
       600   Steel Dynamics, Inc.                                       22,680
                                                                   -----------
                                                                       115,160
                                                                   -----------

             MULTIMEDIA                            0.4%
     1,400   Omnicom Group Inc.                                        118,846
       600   The McGraw-Hill Companies, Inc.                            54,300
     2,800   Time Warner Inc.*<F6>                                      50,400
                                                                   -----------
                                                                       223,546
                                                                   -----------

             OIL & GAS                             9.8%
     5,400   Amerada Hess Corporation                                  467,910
    13,700   Anadarko Petroleum Corporation                            907,077
     8,700   Apache Corporation                                        473,454
       200   CARBO Ceramics Inc.                                        14,330
    28,400   ChevronTexaco Corporation                               1,544,960
       700   Cimarex Energy Co.*<F6>                                    25,375
     7,700   ConocoPhillips                                            714,483
       900   ENSCO International, Incorporated                          30,807
     3,500   GlobalSantaFe Corporation                                 123,760
     1,900   Grant Prideco, Inc.*<F6>                                   37,240
     1,600   Noble Corporation*<F6>                                     85,360
     9,400   Occidental Petroleum Corporation                          548,772
       300   SEACOR Holdings Inc.*<F6>                                  16,797
       900   Stone Energy Corporation*<F6>                              38,520
       600   Swift Energy Company*<F6>                                  18,162
     1,400   Tesoro Corporation*<F6>                                    44,576
       700   The Houston Exploration Company*<F6>                       37,947
     3,800   Transocean Inc.*<F6>                                      167,200
     1,000   Ultra Petroleum Corp.*<F6>                                 51,530
     5,900   Unocal Corporation                                        280,663
     2,700   Weatherford International Ltd.*<F6>                       146,529
                                                                   -----------
                                                                     5,775,452
                                                                   -----------

             PAPER                                 0.1%
     1,900   MeadWestvaco Corporation                                   54,891
                                                                   -----------

             REAL ESTATE INVESTMENT TRUSTS         7.1%
     7,050   Archstone-Smith Trust                                     241,815
     3,800   Avalonbay Communities, Inc.                               254,296
     4,400   Boston Properties, Inc.                                   254,232
     3,600   CenterPoint Properties Trust                              152,820
     5,950   Developers Diversified Realty Corporation                 236,512
     7,800   Duke Realty Corporation                                   242,580
     7,700   Equity Residential                                        242,858
     5,050   Federal Realty Investment Trust                           238,259
    10,300   General Growth Properties, Inc.                           327,231
     7,700   Health Care Property Investors, Inc.                      199,892
     2,800   Hospitality Properties Trust                              119,420
     4,900   Kimco Realty Corporation                                  259,602
     5,000   Plum Creek Timber Company, Inc.                           178,600
     7,150   Prentiss Properties Trust                                 256,185
     3,800   ProLogis                                                  144,932
     3,300   Public Storage, Inc.                                      173,283
    12,200   Taubman Centers, Inc.                                     329,522
     5,100   Vornado Realty Trust                                      352,614
                                                                   -----------
                                                                     4,204,653
                                                                   -----------

             RESTAURANTS                           0.0%
       600   Landry's Restaurants, Inc.                                 16,920
                                                                   -----------

             RETAIL                                2.7%
     1,000   Aeropostale, Inc.*<F6>                                     27,790
     1,050   bebe stores, inc.                                          27,205
       700   Bed Bath & Beyond Inc.*<F6>                                28,203
     1,700   Chico's FAS, Inc.*<F6>                                     89,556
     1,300   Dillard's, Inc.                                            34,112
     7,300   Federated Department Stores, Inc.                         414,640
       300   Neiman Marcus Group, Inc. - Class A                        20,070
     1,300   Pacific Sunwear Of California, Inc.*<F6>                   31,837
       700   The Talbots, Inc.                                          18,949
     1,400   Urban Outfitters, Inc.*<F6>                                58,898
    15,500   Wal-Mart Stores, Inc.                                     812,200
       700   Zale Corporation*<F6>                                      18,592
                                                                   -----------
                                                                     1,582,052
                                                                   -----------

             SAVINGS & LOANS                       0.2%
       900   Astoria Financial Corporation                              33,876
       700   Downey Financial Corp.                                     44,660
       800   FirstFed Financial Corp.*<F6>                              42,560
                                                                   -----------
                                                                       121,096
                                                                   -----------

             SEMICONDUCTORS                        0.0%
       700   Sigmatel Incorporated*<F6>                                 27,587
                                                                   -----------

             SOFTWARE                              0.4%
     3,000   Computer Associates International, Inc.                    81,570
     2,200   Intuit Inc.*<F6>                                           85,800
       900   Mercury Interactive Corporation*<F6>                       39,393
     3,100   TIBCO Software Inc.*<F6>                                   34,069
                                                                   -----------
                                                                       240,832
                                                                   -----------

             TEXTILES & APPAREL                    0.5%
     4,000   Coach, Inc.*<F6>                                          224,400
     1,400   Reebok International Ltd.                                  62,342
                                                                   -----------
                                                                       286,742
                                                                   -----------

             TRANSPORTATION                        2.1%
    19,300   Burlington Northern Santa Fe Corporation                  929,874
       700   EGL, Inc.*<F6>                                             21,161
     6,800   Norfolk Southern Corporation                              237,456
       600   Offshore Logistics, Inc.*<F6>                              19,146
       500   Overnite Corporation*<F6>                                  15,440
                                                                   -----------
                                                                     1,223,077
                                                                   -----------

             UTILITY - ELECTRIC                    0.8%
       900   DTE Energy Company                                         39,429
     1,900   Duke Energy Corporation                                    50,901
     1,900   Entergy Corporation                                       132,088
     1,300   FPL Group, Inc.                                            99,632
       800   Progress Energy, Inc.                                      35,400
       500   SCANA Corporation                                          19,525
     1,800   Wisconsin Energy Corporation                               61,524
       600   Xcel Energy, Inc.*<F6>                                     10,914
                                                                   -----------
                                                                       449,413
                                                                   -----------

             UTILITY - GAS                         0.3%
     4,300   Sempra Energy                                             160,046
                                                                   -----------

             TOTAL COMMON STOCKS
               (COST $28,990,587)                                   33,479,624
                                                                   -----------

             EXCHANGE TRADED FUNDS                           8.0%

             EXCHANGE TRADED FUNDS                 8.0%
    29,750   iShares MSCI EAFE Index Fund(1)<F7>                     4,676,700
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS
               (COST $3,003,902)                                     4,676,700
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             CORPORATE NOTES & BONDS                         5.4%
$  100,000   Air Products and Chemicals, Inc. Notes,
               7.375%, Due 5/1/05                                      101,028
   250,000   The Bear Stearns Companies Inc. Medium-Term
               Floating Rate Notes, Series B,
               2.76%, Due 6/19/2006                                    250,853
   125,000   Boeing Capital Corporation Senior Notes,
               5.65%, Due 5/15/06                                      128,429
   100,000   Dominion Resources Inc. Senior Notes,
               7.625%, Due 7/15/05                                     102,033
   200,000   Ford Motor Credit Co. Notes, 6.875%, Due 2/1/06           205,163
   300,000   General Motors Acceptance Corporation Notes,
               6.125%, Due 2/1/07                                      304,935
   400,000   GTE North Inc. Notes, 6.90%, Due 11/1/08                  432,692
   300,000   Household Finance Corporation Notes,
               7.20%, Due 7/15/06                                      315,338
   100,000   Masco Corporation Notes, 6.75%, Due 3/15/06               103,768
   300,000   SLM Corporation Medium Term Notes,
               3.95%, Due 8/15/08                                      300,044
   250,000   Safeway Inc. Notes, 4.80%, Due 7/16/07                    255,103
   250,000   TCI Communications Inc. Senior Notes,
               6.875%, Due 2/15/06                                     258,573
   100,000   Washington Mutual Inc. Notes, 7.50%, Due 8/15/06          105,659
   300,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                 310,462
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $3,195,420)                                     3,174,080
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                       6.9%
   148,479   Banc of America Funding Corporation Mortgage
               Pass-Through Certificates, Series 2003-1, Class A1,
               6.00%, Due 5/20/33                                      149,656
    10,356   Bear Stearns Mortgage Securities, Inc. Mortgage
                Variable Rate Pass-Thru Certificates,
                Series 1997-6, Class 1-A, 6.7946%,
                Due 3/25/31                                             10,239
   452,397   Chase Mortgage Finance Trust Mortgage Pass-Through
               Certificates, Series 2003-S1, 5.25%, Due 2/25/18        455,460
   967,746   Community Program Loan Trust Asset-Backed
               Certificates, Series 1987-A, Class A4,
               4.50%, Due 10/1/18                                      964,811
   106,388   Credit Suisse First Boston Mortgage Pass-Through
               Certificates, Series 2002-HE4, Class AF,
               5.51%, Due 8/25/32                                      108,881
   491,122   Indymac Home Equity Loan Asset-Backed Trust
               Certificates, Series 2004-C, Class 1A1,
               2.84%, Due 3/25/35                                      491,510
   865,808   Master Asset Securitization Trust Collateralized
               Mortgage Obligation, Series 2003-6, Class 9A1,
               4.25%, Due 7/25/33                                      858,722
     7,005   Residential Accredit Loans, Inc. Mortgage
               Asset-Backed Pass-Thru Certificates,
               Series 1997-QS9, Class A-8,
               7.25%, Due 9/25/27                                        6,996
 1,000,000   WAMU Floating Rate Mortgage Pass-Through
               Certificates, Series 2003-AR9, Class 1A6,
               4.0598%, Due 9/25/33                                    995,782
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $4,037,398)                                     4,042,057
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                                20.4%
   399,957   FHLMC Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate
               Pass-Thru Certificates, Series 2648, Class TS,
               10.8333%, Due 7/15/33                                   416,468
             FHLMC Guaranteed Real Estate Mortgage
               Investment Conduit Pass-Thru Certificates:
   932,715   Series 2647, Class A, 3.25%, Due 4/15/32                  895,301
   454,215   Series 2676, Class JA, 4.00%, Due 8/15/13                 455,421
   500,000   Series 2663, Class LN, 4.50%, Due 1/15/22                 506,183
   125,000   Series 2626, Class NA, 5.00%, Due 6/15/23                 128,772
   750,000   Series 1686, Class PJ, 5.00%, Due 2/15/24                 752,493
   144,730   Series 2366, Class VG, 6.00%, Due 6/15/11                 148,980
    75,000   Series 2497, Class JH, 6.00%,  Due 9/15/32                 78,076
    31,571   Series 2335, Class VA, 6.50%, Due 4/15/12                  31,697
   200,000   Series 1568, Class D, 6.75%, Due 8/15/23                  210,880
    71,794   Series 1595, Class D, 7.00%, Due 10/15/13                  74,565
    28,627   Series 1311, Class K, 7.00%, Due 7/15/22                   28,846
    64,006   Series 1384, Class D, 7.00%, Due 9/15/22                   65,107
             FNMA Guaranteed Mortgage Pass-Thru Certificates:
   336,464   Pool #E01538, 5.00%, Due 12/1/18                          342,171
   322,347   Pool #420173, 5.75%, Due 4/1/30                           330,578
    55,485   Pool #408761, 7.00%, Due 12/1/12                           58,764
    15,006   Pool #512255, 7.50%, Due 9/1/14                            15,915
   122,262   Pool #609554, 7.50%, Due 10/1/16                          129,666
   145,149   FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate Pass-Thru Certificates, Series 1993-113, Class SB,
               9.7489%, Due 7/25/23                                    164,040
             FNMA Guaranteed Real Estate Mortgage Investment
               Conduit Pass-Thru Certificates:
   700,012   Series 2003-49, Class JE, 3.00%, Due 4/25/33              672,112
   423,303   Series 2003-66, Class MB, 3.50%, Due 5/23/23              407,579
    38,511   Series 2003-35, Class UC, 3.75%, Due 5/25/33               37,657
   514,772   Series 2003-28, Class GA, 4.00%, Due 10/25/32             508,561
   445,060   Series 2001-61, Class TD, 6.00%, Due 7/25/30              450,221
 1,167,994   Series 2004-56, Class A, 6.00%, Due 7/25/34             1,188,483
   314,086   Series 2002-1, Class HC, 6.50%, Due 2/25/22               327,550
   273,000   Series 2002-22, Class G, 6.50%, Due 4/25/32               285,817
    93,624   Series 1992-188, Class PZ, 7.50%, Due 10/25/22            101,059
    50,865   Series 2001-37, Class GA, 8.00%, Due 7/25/16               53,594
   291,161   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               317,092
             GNMA Guaranteed Real Estate Mortgage Investment
               Conduit Pass-Thru Certificates:
    77,000   Series 2002-17, Class B, 6.00%, Due 3/20/32                79,634
    55,457   Series 1999-29, Class PB, 7.25%, Due 7/16/28               57,537
   452,598   Series 1996-10, Class PD, 7.50%, Due 6/20/26              474,271
 1,182,240   United States Treasury Inflation Index Note,
               3.625%, Due 1/15/08                                   1,274,326
 1,000,000   United States Treasury Notes, 2.625%, Due 5/15/08         974,024
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT &
               AGENCY ISSUES (COST $11,992,580)                     12,043,440
                                                                   -----------

  SHARES
  ------
             SHORT-TERM INVESTMENTS                          2.2%

             MONEY MARKET MUTUAL FUNDS             2.2%
 1,264,367   SEI Daily Income Trust Government Fund - Class B        1,264,367
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,264,367)                                     1,264,367
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $52,484,254)                           99.9%   58,680,268
                                                           ------  -----------
             OTHER ASSETS LESS LIABILITIES                   0.1%       44,043
                                                           ------  -----------
             TOTAL NET ASSETS                              100.0%  $58,724,311
                                                           ------  -----------
                                                           ------  -----------

  *<F6>   Non-income producing security.
(1)<F7>   Underlying securities are stocks of foreign companies.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
             CORPORATE NOTES & BONDS                       11.16%
$  200,000   Air Products & Chemicals Inc. Notes,
               7.375%, Due 5/1/05                                  $   202,055
   500,000   The Bear Stearns Companies Inc.
               Medium-Term Floating Rate
               Notes, Series B, 2.76%, Due 6/19/06                     501,705
   174,000   Boeing Capital Corporation Senior Notes,
               5.65%, Due 5/15/06                                      178,773
   300,000   Cox Communications Inc. Notes,
              6.875%, Due 6/15/05                                      303,858
   350,000   Dominion Resources Inc. Senior Notes,
              7.625%, Due 7/15/05                                      357,116
   300,000   General Motors Acceptance Corporation Notes,
               6.125%, Due 2/1/07                                      304,935
   400,000   KeyCorp Subordinated Notes, 7.25%, Due 6/1/05             405,612
   300,000   Masco Corporation Notes, 6.75%, Due 3/15/06               311,303
   290,000   SLM Corporation Medium Term Notes,
               3.95%, Due 8/15/08                                      290,043
   250,000   TCI Communications Inc. Senior Notes,
              6.875%, Due 2/15/06                                      258,573
   400,000   Washington Mutual Inc. Notes, 7.50%, Due 8/15/06          422,636
   400,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                 413,950
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $3,975,896)                                     3,950,559
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                     30.74%
   191,314   American Housing Trust Collateralized Mortgage
               Obligation, Series XI, Class 3G, 8.25%, Due 1/25/22 192,587 Americredit Automobile Receivables Trust
               Asset-Backed Notes:
     2,721   Series 2002-A, Class A3, 2.5312%, Due 10/12/06              2,722
   500,000   Series 2002-C, Class A4, 3.55%, Due 2/12/09               500,858
   340,108   Series 2001-B, Class A4, 5.37%, Due 6/12/08               343,809
   486,329   Banc of America Mortgage Securities, Inc.
               Variable Rate Pass-Through Certificates,
               Series 2003-B, Class 2A2, 4.413%, Due 3/25/33           486,218
   115,000   CS First Boston Mortgage Securities Corporation
               Mortgage-Backed Pass-Through Certificates,
               Series 2002-26, Class 3A5, 3.393%, Due 10/25/32         122,349
 1,000,000   Capital One Auto Finance Trust Asset-Backed
               Certificates, Series 2003-A, Class A4A,
               2.47%, Due 1/15/10                                      985,311
   115,410   Chase Manhattan Auto Owner Trust Asset-Backed
               Certificates, Series 2001-A, Class A4,
               5.07%, Due 2/15/08                                      115,748
   967,746   Community Program Loan Trust Asset-Backed
               Certificates, Series 1987-A, Class A4,
               4.50%, Due 10/1/18                                      964,811
   750,261   Countrywide Alternative Loan Trust
               Mortgage Pass-Through Certificates,
               Series 2003-J3, Class 2A1, 6.25%, Due 12/25/33          765,011
 1,000,000   DaimlerChrysler Auto Trust Asset-Backed
               Certificates, Series 2004-C, Class A4,
               3.28%, Due 12/8/09                                      988,145
   857,326   Ford Credit Auto Owner Trust Asset-Backed Notes,
               Series 2002-A, Class A-4A, 4.36%, Due 9/15/06           860,643
   491,122   Indymac Home Equity Loan Asset-Backed Trust
               Certificates, Series 2004-C, Class 1A1,
               2.84%, Due 3/25/35                                      491,510
   865,809   Master Asset Securitization Trust Collateralized
               Mortgage Obligation, Series 2003-6, Class 9A1,
               4.25%, Due 7/25/33                                      858,722
   990,000   Onyx Acceptance Owner Trust Asset-Backed Notes,
               Series 2002-C, Class A4, 4.07%, Due 4/15/09             995,062
 1,000,000   Residential Asset Securities Corporation Home Equity
               Mortgage Asset-Backed Pass-Thru Certificates,
               Series 2003-KS8, Class AI2, 2.61%, Due 6/25/24          995,935
    93,333   Sears Credit Account Master Trust II Certificates,
               Series 1999-1, Class A, 5.65%, Due 3/17/09               93,484
   500,000   Vendee Mortgage Trust Pass-Through Certificates,
               Series 2000-2, Class G, 7.50%, Due 10/15/09             508,457
   603,000   WFS Financial Owner Trust Auto Receivable
               Backed Notes, Series 2002-1, Class A4A,
               4.87%, Due 9/20/09                                      610,012
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $10,912,584)                                   10,881,394
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                               51.24%
   250,273   FHLMC Guaranteed Real Estate Mortgage Investment
               Conduit Inverse Variable Rate Pass-Thru Certificates,
               Series 2648, Class TS, 10.8333%, Due 7/15/33            260,605
             FHLMC Guaranteed Real Estate Mortgage
               Investment Conduit Pass-Thru Certificates:
   932,715   Series 2647, Class A, 3.25%, Due 4/15/32                  895,301
   908,431   Series 2676, Class JA, 4.00%, Due 8/15/13                 910,843
   996,306   Series 2694, Class BA, 4.00%, Due 6/15/31                 993,485
 1,000,000   Series 2663, Class LN, 4.50%, Due 1/15/22               1,012,365
    24,848   Series 141, Class D, 5.00%, Due 5/15/21                    24,854
   179,263   Series 1624, Class KZ, 6.00%, Due 12/15/08                184,333
   285,000   Series 2091, Class PG, 6.00%, Due 11/15/28                293,821
   202,539   Series 1596, Class D, 6.50%, Due 10/15/13                 211,298
   258,648   Series 1211, Class L, 7.00%, Due 3/15/07                  258,546
   366,150   Series 1595, Class D, 7.00%, Due 10/15/13                 380,280
     6,810   Series 1096, Class E, 7.00%, Due 6/15/21                    6,807
             FHLMC Participation Certificates:
   267,396   Pool #M90767, 4.50%, Due 11/1/07                          268,853
   294,735   Pool #M90766, 5.00%, Due 11/1/07                          300,569
   504,696   Pool #E01538, 5.00%, Due 12/1/18                          513,257
   483,520   Pool #420173, 5.75%, Due 4/1/30                           495,867
   148,988   Pool #C90493, 6.50%, Due 11/1/21                          156,957
    80,735   Pool #E65440, 7.50%, Due 11/1/10                           84,120
    99,399   Pool #G30067, 7.50%, Due 3/1/17                           107,264
   679,507   Pool #E99748, 8.00%, Due 11/1/15                          720,862
    80,513   Pool #A01379, 8.50%, Due 10/1/10                           84,755
   190,757   Pool #A01858, 8.50%, Due 7/1/21                           214,538
             FHLMC Variable Rate Participation Certificates:
    70,457   Pool #390260, 3.066%, Due 10/1/30                          70,597
    31,623   Pool #420196, 5.313%, Due 11/1/30                          32,073
 1,000,000   FNMA Floating Rate Notes, 4.3292%, Due 2/17/09            999,840
             FNMA Guaranteed Mortgage Pass-Thru Certificates:
   780,860   Pool #254863, 4.00%, Due 8/1/13                           782,704
   227,056   Pool #313806, 7.50%, Due 2/1/14                           234,599
    47,768   Pool #512255, 7.50%, Due 9/1/14                            50,661
   280,743   Pool #609554, 7.50%, Due 10/1/16                          297,743
   343,803   FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate
               Pass-Thru Certificates, Series 1993-113,
               Class SB, 9.7489%, Due 7/25/23                          388,549
             FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Pass-Thru Certificates:
   700,012   Series 2003-49, Class JE, 3.00%, Due 4/25/33              672,112
   385,108   Series 2003-35, Class UC, 3.75%, Due 5/25/33              376,568
   300,000   Series 2002-97, Class NF, 4.50%, 3/25/22                  300,733
   306,431   Series 1994-7, Class PG, 6.50%, Due 1/25/09               316,823
   500,000   Series 1993-68, Class PL, 7.00%, Due 5/25/08              520,425
   250,000   Series 1993-49, Class H, 7.00%, Due 4/15/13               267,013
   399,000   Series G-41, Class PT, 7.50%, Due 10/25/21                418,980
    14,277   Series 1991-141, Class PZ, 8.00%, Due 10/25/21             15,573
   713,053   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               776,559
   718,058   Series 1990-28, Class X, 9.00%, Due 3/25/20               790,402
             FNMA Guaranteed Real Estate Mortgage Investment
               Conduit Variable Rate Pass-Thru Certificates:
   890,034   Series 2003-47, Class FP, 2.88%, Due 9/25/32              891,984
    22,497   Series 1993-179, Class FO, 4.00%, Due 10/25/23             22,758
   242,501   FNMA Guaranteed Variable Rate Mortgage Pass-Thru
               Certificates, Pool #316302, 6.825%, Due 11/1/18         256,726
             GNMA Guaranteed Pass-Thru Certificates:
    12,077   Pool #365841, 7.00%, Due 9/15/08                           12,657
    10,936   Pool #413575, 7.00%, Due 12/15/10                          11,592
   595,000   GNMA Guaranteed Real Estate Mortgage Investment
               Conduit Pass-Thru Certificates, Series 2000-9,
               Class PB, 7.50%, Due 6/16/26                            615,357
   591,120   United States Treasury Bill Inflation Index Note,
               3.625%, Due 1/15/08                                     637,163
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT &
               AGENCY ISSUES (COST $18,052,894)                     18,139,771
                                                                   -----------

  SHARES
  ------
             SHORT-TERM INVESTMENTS                         6.55%

             MONEY MARKET MUTUAL FUNDS            2.33%
   822,718   SEI Daily Income Trust Government Fund - Class B          822,718
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             UNITED STATES GOVERNMENT
               AND AGENCY ISSUES                  4.22%
 $1,500,000  FNMA Discount Note, 2.43%, Due 3/23/05                  1,494,938
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,317,656)                                     2,317,656
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $35,259,030)                          99.69%   35,289,380
                                                          -------  -----------
             OTHER ASSETS LESS LIABILITIES                  0.31%      109,982
                                                          -------  -----------
             NET ASSETS                                   100.00%  $35,399,362
                                                          -------  -----------
                                                          -------  -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)

                                                                           BALANCED            CAPITAL
                                                     ALL CAP CORE           GROWTH           CONSERVATION
                                                         FUND                FUND                FUND
                                                     ------------          --------          ------------
ASSETS
   Investments in securities at market
       value (identified cost $48,620,738,
       $52,484,254 and $35,259,030,
       respectively)                                  $53,574,776         $58,680,268         $35,289,380
   Receivable for investments sold                      2,287,276           1,246,656                 --
   Receivable for capital shares issued                   227,820              40,000                  --
   Dividends and interest receivable                       32,905             156,412             200,987
   Other assets                                            18,972               5,512               4,400
                                                      -----------         -----------         -----------
       Total assets                                    56,141,749          60,128,848          35,494,767
                                                      -----------         -----------         -----------
LIABILITIES
   Payable to Adviser                                      71,941              74,943              24,981
   Payable for 12b-1 fees                                  13,013                  --                 --
   Payable for investments purchased                    2,304,728           1,257,723                 --
   Payable for capital shares repurchased                  10,474                 --                  --
   Accrued expenses and other liabilities                  73,707              71,871              70,424
                                                      -----------         -----------         -----------
       Total liabilities                                2,473,863           1,404,537              95,405
                                                      -----------         -----------         -----------
NET ASSETS                                            $53,667,886         $58,724,311         $35,399,362
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------
NET ASSETS CONSIST OF:
   Paid in capital                                    $46,834,282         $50,842,762         $36,395,133
   Undistributed net investment income                        --               94,457                 579
   Accumulated net realized gain (loss)
     on investments                                     1,879,566           1,591,078          (1,026,700)
   Net unrealized appreciation
     on investments                                     4,954,038           6,196,014              30,350
                                                      -----------         -----------         -----------
       Net assets                                     $53,667,886         $58,724,311         $35,399,362
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                                    4,634,126           3,689,875
   Net asset value, redemption price and
     offering price per share                                             $     12.67         $      9.59
                                                                          -----------         -----------
                                                                          -----------         -----------

   MEMORIAL CLASS:
   Net assets                                         $35,042,905
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                2,510,309
   Net asset value and redemption
     price per share                                  $     13.96
                                                      -----------
                                                      -----------

   ADVISER CLASS:
   Net assets                                         $18,624,981
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                1,337,751
   Net asset value, redemption price
     and offering price per share                     $     13.92
                                                      -----------
                                                      -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)

                                                                            BALANCED            CAPITAL
                                                      ALL CAP CORE           GROWTH           CONSERVATION
                                                          FUND                FUND                FUND
                                                      ------------          --------          ------------
INVESTMENT INCOME:
   Dividend income                                     $  381,571          $  415,968          $       --
   Interest income                                          8,561             396,872             652,562
                                                       ----------          ----------          ----------
       Total investment income                            390,132             812,840             652,562
                                                       ----------          ----------          ----------
EXPENSES:
   Investment advisory fees                               177,623             214,637              73,809
   Distribution fees - Adviser Class                       17,250                  --                  --
   Shareholder servicing and accounting                    44,528              37,168              41,032
   Administration fees                                     26,125              26,089              16,940
   Federal and state registration fees                     13,432               5,888               5,704
   Professional fees                                       12,328              17,480              13,984
   Custody fees                                             7,544               9,200               8,832
   Trustees' fees and expenses                              3,864               4,048               4,048
   Reports to shareholders                                  3,128               2,392               2,024
   Other                                                    2,944               4,784               4,600
                                                       ----------          ----------          ----------
       Total expenses before
         reimbursements or recoveries                     308,766             321,686             170,973
   Expenses recovered by the Adviser                        2,984                  --               4,162
                                                       ----------          ----------          ----------
   Net expenses                                           311,750             321,686             175,135
                                                       ----------          ----------          ----------
NET INVESTMENT INCOME                                      78,382             491,154             477,427
                                                       ----------          ----------          ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments              3,073,467           2,754,775             (55,220)
   Change in unrealized appreciation/
     depreciation on investments                        1,862,183           1,557,800              (4,252)
                                                       ----------          ----------          ----------
   Net realized and unrealized gain
     (loss) on investments                              4,935,650           4,312,575             (59,472)
                                                       ----------          ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            $5,014,032          $4,803,729          $  417,955
                                                       ----------          ----------          ----------
                                                       ----------          ----------          ----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX MONTHS       FOR THE
                                                              ENDED            YEAR ENDED
                                                        JANUARY 31, 2005     JULY 31, 2004
                                                       ------------------    -------------
                                                          (UNAUDITED)
OPERATIONS:
   Net investment income                                   $    78,382         $    91,754
   Net realized gain on investments                          3,073,467           3,310,840
   Change in unrealized
     appreciation/depreciation on investments                1,862,183           1,616,439
                                                           -----------         -----------
       Net increase in net assets
         resulting from operations                           5,014,032           5,019,033
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from
     capital share transactions                             11,415,743          11,860,400
                                                           -----------         -----------
DISTRIBUTIONS TO MEMORIAL CLASS SHAREHOLDERS:
   From net investment income                                 (118,739)            (69,143)
   From net capital gains                                   (2,524,687)           (609,218)
                                                           -----------         -----------
                                                            (2,643,426)           (678,361)
                                                           -----------         -----------
DISTRIBUTIONS TO ADVISER CLASS SHAREHOLDERS:
   From net investment income                                  (35,220)             (5,588)
   From net capital gains                                   (1,244,084)            (75,002)
                                                           -----------         -----------
                                                            (1,279,304)            (80,590)
                                                           -----------         -----------
       Total increase in net assets                         12,507,045          16,120,482

NET ASSETS:
   Beginning of period                                      41,160,841          25,040,359
                                                           -----------         -----------
   End of period (includes undistributed
     net investment income of $0
     and $52,584, respectively)                            $53,667,886         $41,160,841
                                                           -----------         -----------
                                                           -----------         -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       FOR THE SIX MONTHS       FOR THE
                                                             ENDED             YEAR ENDED
                                                        JANUARY 31, 2005     JULY 31, 2004
                                                       ------------------    -------------
                                                          (UNAUDITED)
OPERATIONS:
   Net investment income                                   $   491,154         $   530,336
   Net realized gain on investments                          2,754,775           4,355,429
   Change in unrealized
     appreciation/depreciation on investments                1,557,800           2,091,713
                                                           -----------         -----------
       Net increase in net assets
         resulting from operations                           4,803,729           6,977,478
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets resulting from
     capital share transactions                              5,594,008           6,522,260
                                                           -----------         -----------
DISTRIBUTIONS:
   Distributions from net investment income                   (648,786)           (620,085)
   Distributions from net capital gains                     (4,839,470)           (538,468)
                                                           -----------         -----------
                                                            (5,488,256)         (1,158,553)
                                                           -----------         -----------
       Total increase in net assets                          4,909,481          12,341,185

NET ASSETS:
   Beginning of period                                      53,814,830          41,473,645
                                                           -----------         -----------
   End of period (includes undistributed
     net investment income of $94,457
     and $228,403, respectively)                           $58,724,311         $53,814,830
                                                           -----------         -----------
                                                           -----------         -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       FOR THE SIX MONTHS       FOR THE
                                                              ENDED            YEAR ENDED
                                                        JANUARY 31, 2005     JULY 31, 2004
                                                       ------------------    -------------
                                                          (UNAUDITED)
OPERATIONS:
   Net investment income                                   $   477,427         $   272,958
   Net realized loss on investments                            (55,220)           (178,322)
   Change in unrealized
     appreciation/depreciation on investments                   (4,252)            296,016
                                                           -----------         -----------
       Net increase in net assets
         resulting from operations                             417,955             390,652
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net decrease in net assets
     resulting from capital share transactions              (2,360,231)         (6,917,376)
                                                           -----------         -----------
DISTRIBUTIONS:
   Distributions from net investment income                   (563,856)           (647,484)
   Return of capital                                                --            (670,484)
                                                           -----------         -----------
       Total distributions                                    (563,856)         (1,317,968)
                                                           -----------         -----------
       Total decrease in net assets                         (2,506,132)         (7,844,692)

NET ASSETS:
   Beginning of period                                      37,905,494          45,750,186
                                                           -----------         -----------
   End of period (includes undistributed
     net investment income of $579 and
     $0, respectively)                                     $35,399,362         $37,905,494
                                                           -----------         -----------
                                                           -----------         -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                                            MEMORIAL CLASS
                                                          ---------------------------------------------------
                                                            FOR THE         FOR THE          FOR THE PERIOD
                                                          SIX MONTHS          YEAR             OCTOBER 1,
                                                             ENDED           ENDED        2002(1)<F8> THROUGH
                                                          JANUARY 31,       JULY 31,            JULY 31,
                                                             2005             2004                2003
                                                          -----------       --------      -------------------
                                                          (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                                     $     13.55     $     11.76        $     10.00
                                                          -----------     -----------        -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                         0.03(5)<F12>    0.04               0.03
   Net realized and unrealized
     gain on investments                                         1.51            2.05               1.75
                                                          -----------     -----------        -----------
   Total from investment operations                              1.54            2.09               1.78
                                                          -----------     -----------        -----------
LESS DISTRIBUTIONS:
   Dividends from net
     investment income                                          (0.05)          (0.03)             (0.01)
   Distributions from
     net capital gains                                          (1.08)          (0.27)             (0.01)
                                                          -----------     -----------        -----------
   Total dividends and distributions                            (1.13)          (0.30)             (0.02)
                                                          -----------     -----------        -----------
Net asset value, end of period                            $     13.96     $     13.55        $     11.76
                                                          -----------     -----------        -----------
                                                          -----------     -----------        -----------
Total return                                                   11.29%(2)<F9>   17.78%             17.75%(2)<F9>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                              $35,042,905     $31,532,451        $23,455,374
   Ratio of expenses to average net assets
     before waiver or recovery of waived
     expenses by Adviser                                        1.23%(3)<F10>   1.40%              2.18%(3)<F10>
   Ratio of expenses to average net assets
     after waiver or recovery of waived
     expenses by Adviser                                        1.24%(3)<F10>   1.25%              1.33%(3)<F10>
   Ratio of net investment income (loss) to
     average net assets before waiver or
     recovery of waived expenses by Adviser                     0.41%(3)<F10>   0.15%            (0.48)%(3)<F10>
   Ratio of net investment income to
     average net assets after waiver or
     recovery of waived expenses by Adviser                     0.40%(3)<F10>   0.30%              0.37%(3)<F10>
   Portfolio turnover rate(4)<F11>                            122.93%(2)<F9>   95.80%            171.64%(2)<F9>

 (1)<F8>   Commencement of operations.
 (2)<F9>   Not Annualized.
(3)<F10>   Annualized.
(4)<F11> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F12> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                                             ADVISER CLASS
                                                          ----------------------------------------------------
                                                            FOR THE         FOR THE          FOR THE PERIOD
                                                          SIX MONTHS          YEAR            FEBRUARY 12,
                                                             ENDED           ENDED        2003(1)<F13> THROUGH
                                                          JANUARY 31,       JULY 31,            JULY 31,
                                                             2005             2004                2003
                                                          -----------       --------      --------------------
                                                          (UNAUDITED)
PER SHARE DATA:
Net asset value,
  beginning of period                                     $    13.52      $    11.75           $   10.17
                                                         -----------      ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.01(5)<F17>    0.01                0.00
   Net realized and unrealized
     gain on investments                                        1.50            2.05                1.58
                                                         -----------      ----------          ----------
   Total from investment operations                             1.51            2.06                1.58
                                                         -----------      ----------          ----------
LESS DISTRIBUTIONS:
   Dividends from net
     investment income                                         (0.03)          (0.02)                 --
   Distributions from
     net capital gains                                         (1.08)          (0.27)                 --
                                                         -----------      ----------          ----------
   Total dividends and distributions                           (1.11)          (0.29)                 --
                                                         -----------      ----------          ----------
Net asset value, end of period                           $     13.92      $    13.52          $    11.75
                                                         -----------      ----------          ----------
                                                         -----------      ----------          ----------
Total return                                                  11.09%(2)<F14>  17.53%              15.54%(2)<F14>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $18,624,981      $9,628,390          $1,584,985
   Ratio of expenses to average net assets
     before waiver or recovery of
     waived expenses by Adviser                                1.48%(3)<F15>   1.65%               2.34%(3)<F15>
   Ratio of expenses to average net assets
     after waiver or recovery of
     waived expenses by Adviser                                1.49%(3)<F15>   1.50%               1.50%(3)<F15>
   Ratio of net investment income (loss) to
     average net assets before waiver or
     recovery of waived expenses by Adviser                    0.16%(3)<F15> (0.10)%             (0.63)%(3)<F15>
   Ratio of net investment income to
     average net assets after waiver or
     recovery of waived expenses by Adviser                    0.15%(3)<F15>   0.05%               0.21%(3)<F15>
   Portfolio turnover rate(4)<F16>                           122.93%(2)<F14>  95.80%             171.64%(2)<F14>

(1)<F13>   Commencement of operations.
(2)<F14>   Not Annualized.
(3)<F15>   Annualized.
(4)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F17> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           FOR THE          FOR THE          FOR THE PERIOD
                                                         SIX MONTHS           YEAR             OCTOBER 1,
                                                            ENDED            ENDED        2002(1)<F18> THROUGH
                                                         JANUARY 31,        JULY 31,            JULY 31,
                                                            2005              2004                2003
                                                         -----------        --------      --------------------
                                                         (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                     $     12.82      $     11.36         $     10.00
                                                         -----------      -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F19>                                0.11             0.13                0.13
   Net realized and unrealized gain on investments              1.03             1.61                1.28
                                                         -----------      -----------         -----------
   Total from investment operations                             1.14             1.74                1.41
                                                         -----------      -----------         -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.15)           (0.15)              (0.05)
   Distributions from net capital gains                        (1.14)           (0.13)              (0.00)
                                                         -----------      -----------         -----------
   Total dividends and distributions                           (1.29)           (0.28)              (0.05)
                                                         -----------      -----------         -----------
Net asset value, end of period                           $     12.67      $     12.82         $     11.36
                                                         -----------      -----------         -----------
                                                         -----------      -----------         -----------
Total return                                                   8.82%(3)<F20>   15.37%              14.18%(3)<F20>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $58,724,311      $53,814,830         $41,473,645
   Ratio of expenses to average
     net assets before recovery of waived
     expenses by Adviser                                       1.13%(4)<F21>    1.17%               1.39%(4)<F21>
   Ratio of expenses to average
     net assets after recovery of waived
     expenses by Adviser                                       1.13%(4)<F21>    1.17%               1.47%(4)<F21>
   Ratio of net investment income to
     average net assets before recovery of
     waived expenses by Adviser                                1.72%(4)<F21>    1.03%               1.58%(4)<F21>
   Ratio of net investment income to
     average net assets after recovery of
     waived expenses by Adviser                                1.72%(4)<F21>    1.03%               1.50%(4)<F21>
   Portfolio turnover rate                                    74.81%(3)<F20>   78.44%             124.13%(3)<F20>

(1)<F18>   Commencement of operations.
(2)<F19> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F20>   Not Annualized.
(4)<F21>   Annualized.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           FOR THE          FOR THE          FOR THE PERIOD
                                                         SIX MONTHS           YEAR             OCTOBER 1,
                                                            ENDED            ENDED        2002(1)<F22> THROUGH
                                                         JANUARY 31,        JULY 31,            JULY 31,
                                                            2005              2004                2003
                                                         -----------        --------      --------------------
                                                         (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                     $      9.63      $      9.86         $     10.00
                                                         -----------      -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F23>                                0.13             0.06                0.15
   Net realized and unrealized loss on investments             (0.02)            0.02               (0.07)
                                                         -----------      -----------         -----------
   Total from investment operations                             0.11             0.08                0.08
                                                         -----------      -----------         -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.15)           (0.15)              (0.22)
   Return of capital                                              --            (0.16)                 --
                                                         -----------      -----------         -----------
   Total dividends and distributions                           (0.15)           (0.31)              (0.22)
                                                         -----------      -----------         -----------
Net asset value, end of period                           $      9.59      $      9.63         $      9.86
                                                         -----------      -----------         -----------
                                                         -----------      -----------         -----------
Total return                                                   1.12%(3)<F24>    0.86%               0.82%(3)<F24>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $35,399,362      $37,905,494         $45,750,186
   Ratio of expenses to average net assets
     before waiver or recovery of waived
     expenses by Adviser                                       0.93%(4)<F25>    0.89%               0.98%(4)<F25>
   Ratio of expenses to average net assets
     after waiver or recovery of waived
     expenses by Adviser                                       0.95%(4)<F25>    0.95%               0.95%(4)<F25>
   Ratio of net investment income to
     average net assets before waiver or recovery
     of waived expenses by Adviser                             2.61%(4)<F25>    0.72%               2.00%(4)<F25>
   Ratio of net investment income to average
     net assets after waiver or recovery of waived
     expenses by Adviser                                       2.59%(4)<F25>    0.66%               2.03%(4)<F25>
   Portfolio turnover rate                                    23.89%(3)<F24>   96.92%              68.89%(3)<F24>

(1)<F22>   Commencement of operations.
(2)<F23> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F24>   Not Annualized.
(4)<F25>   Annualized.

                       See notes to financial statements.

OPTIMUM QTM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JANUARY 31, 2005 (UNAUDITED)

NOTE 1--DESCRIPTION OF FUND

The Optimum QTM Funds (the "Trust") was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Capital Conservation Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are each "diversified" series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

On February 12, 2003, the Trust offered a second class of shares of the All Cap Core Fund. At that time the existing class of the All Cap Core Fund was designated the Memorial Class and the new class was designated the Adviser Class.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is long-term growth through capital appreciation and current income. The primary investment objective of the Capital Conservation Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation--Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other fixed income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data. U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders--The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for the All Cap Core Fund and the Balanced Growth Fund. The Capital Conservation Fund declares and distributes dividends on a monthly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Capital Conservation Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   The tax components of the dividends paid during the six months ended January 31, 2005 are as follows:

                                                ORDINARY          LONG-TERM
                                                 INCOME         CAPITAL GAINS
                                                DIVIDENDS       DISTRIBUTIONS
                                                ---------       -------------
   All Cap Core Fund--Memorial Class           $1,348,729         $1,294,697
   All Cap Core Fund--Adviser Class               641,319            637,985
   Balanced Growth Fund                         2,527,022          2,961,234
   Capital Conservation Fund                      563,856                 --

   The tax components of the dividends paid during the fiscal year ended July 31, 2004 are as follows:

                                         RETURN OF      ORDINARY    LONG-TERM
                                          CAPITAL        INCOME   CAPITAL GAINS
                                       DISTRIBUTIONS   DIVIDENDS  DISTRIBUTIONS
                                       -------------   ---------  -------------
   All Cap Core Fund--Memorial Class      $     --     $  678,361   $     --
   All Cap Core Fund--Adviser Class             --         80,590         --
   Balanced Growth Fund                         --      1,158,553         --
   Capital Conservation Fund               670,484        647,484         --

   (e) Federal Income Taxes--The Funds intend to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Expenses--The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

   (h) Guarantees and Indemnifications--In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At January 31, 2005, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:

ALL CAP CORE FUND--MEMORIAL CLASS

                                       SIX MONTHS ENDED                 YEAR ENDED
                                       JANUARY 31, 2005                JULY 31, 2004
                                     --------------------          --------------------
                                     SHARES        AMOUNT          SHARES        AMOUNT
                                     ------        ------          ------        ------
   Sales                               77,957    $ 1,096,879        491,472    $ 6,331,829
   Reinvestments                      187,453      2,639,341         50,724        677,158
   Redemptions                        (81,406)    (1,144,770)      (210,799)    (2,876,310)
                                    ---------    -----------      ---------    -----------
   Net Increase                       184,004    $ 2,591,450        331,397    $ 4,132,677
                                    ---------    -----------      ---------    -----------
   SHARES OUTSTANDING
       Beginning of Period          2,326,305                     1,994,908
                                    ---------                     ---------
       End of Period                2,510,309                     2,326,305
                                    ---------                     ---------
                                    ---------                     ---------

ALL CAP CORE FUND--ADVISER CLASS

                                       SIX MONTHS ENDED                 YEAR ENDED
                                       JANUARY 31, 2005                JULY 31, 2004
                                     --------------------          --------------------
                                     SHARES        AMOUNT          SHARES        AMOUNT
                                     ------        ------          ------        ------
   Sales                              606,405    $ 8,549,549        628,192    $ 8,403,047
   Reinvestments                       89,795      1,261,622          6,030         80,376
   Redemptions                        (70,624)      (986,878)       (56,962)      (755,700)
                                    ---------    -----------      ---------    -----------
   Net Increase                       625,576    $ 8,824,293        577,260    $ 7,727,723
                                    ---------    -----------      ---------    -----------
   SHARES OUTSTANDING
       Beginning of Period            712,175                       134,915
                                    ---------                     ---------
       End of Period                1,337,751                       712,175
                                    ---------                     ---------
                                    ---------                     ---------
   TOTAL NET INCREASE                            $11,415,743                   $11,860,400
                                                 -----------                   -----------
                                                 -----------                   -----------

BALANCED GROWTH FUND

                                       SIX MONTHS ENDED                 YEAR ENDED
                                       JANUARY 31, 2005                JULY 31, 2004
                                     --------------------          --------------------
                                     SHARES        AMOUNT          SHARES        AMOUNT
                                     ------        ------          ------        ------
   Sales                              157,712    $ 2,064,320        743,681    $ 9,047,232
   Reinvestments                      427,344      5,482,822         92,162      1,157,452
   Redemptions                       (149,361)    (1,953,134)      (289,229)    (3,682,424)
                                    ---------    -----------      ---------    -----------
   Net Increase                       435,695    $ 5,594,008        546,614    $ 6,522,260
                                    ---------    -----------      ---------    -----------
                                                 -----------                   -----------
   SHARES OUTSTANDING
       Beginning of Period          4,198,431                     3,651,817
                                    ---------                     ---------
       End of Period                4,634,126                     4,198,431
                                    ---------                     ---------
                                    ---------                     ---------

CAPITAL CONSERVATION FUND

                                       SIX MONTHS ENDED                 YEAR ENDED
                                       JANUARY 31, 2005                JULY 31, 2004
                                     --------------------          --------------------
                                     SHARES        AMOUNT          SHARES        AMOUNT
                                     ------        ------          ------        ------
   Sales                               69,042    $   666,346        165,459    $ 1,621,902
   Reinvestments                       58,122        559,890        135,074      1,317,441
   Redemptions                       (371,891)    (3,586,467)    (1,007,116)    (9,856,719)
                                    ---------    -----------      ---------    -----------
   Net Decrease                      (244,727)   $(2,360,231)      (706,583)   $(6,917,376)
                                    ---------    -----------      ---------    -----------
                                                 -----------                   -----------
   SHARES OUTSTANDING
       Beginning of Period          3,934,602                     4,641,185
                                    ---------                     ---------
       End of Period                3,689,875                     3,934,602
                                    ---------                     ---------
                                    ---------                     ---------

NOTE 4--INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the six months ended January 31, 2005 were as follows:

                                         PURCHASES                            SALES
                                ----------------------------       ----------------------------
                                U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
                                ---------------        -----       ---------------        -----
All Cap Core Fund                  $       --       $63,987,123       $       --       $56,698,224
Balanced Growth Fund                       --        42,857,054        2,458,876        39,091,985
Capital Conservation Fund           1,638,857         6,689,491        3,529,556         7,177,756

At July 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                              BALANCED          CAPITAL
                                           ALL CAP CORE        GROWTH         CONSERVATION
                                               FUND             FUND              FUND
                                           ------------       --------        ------------
Cost of Investments                         $37,984,805      $49,318,722       $38,368,437
                                            -----------      -----------       -----------
                                            -----------      -----------       -----------
Gross unrealized appreciation               $ 4,338,869      $ 5,600,349       $   401,136
Gross unrealized depreciation                (1,250,152)      (1,048,548)         (999,935)
                                            -----------      -----------       -----------
Net unrealized
  appreciation/(depreciation)               $ 3,088,717      $ 4,551,801       $  (598,799)
                                            -----------      -----------       -----------
                                            -----------      -----------       -----------
Undistributed ordinary income                 1,786,817        1,967,775                --
Undistributed long-term capital gain            866,768        2,051,256                --
                                            -----------      -----------       -----------
Total distributable earnings                $ 2,653,585      $ 4,019,031       $        --
                                            -----------      -----------       -----------
                                            -----------      -----------       -----------
Other accumulated losses                    $        --      $    (4,756)      $  (251,071)
                                            -----------      -----------       -----------
Total accumulated earnings/(losses)         $ 5,742,302      $ 8,566,076       $  (849,870)
                                            -----------      -----------       -----------
                                            -----------      -----------       -----------

At July 31, 2004, the Capital Conservation Fund had an accumulated net realized capital loss carryover of $251,071 which expires in 2012. To the extent the Capital Conservation Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Harris Bretall Sullivan & Smith, LLC acting through its autonomous operating division, MDT Advisers (the "Adviser"), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Capital Conservation Fund.

The Adviser has agreed to waive all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core Fund-- Adviser Class and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Capital Conservation Fund do not exceed 0.95% of its average daily net assets through November 30, 2005.

From Inception through February 11, 2003, the Adviser had agreed to cap the expenses of the All Cap Core Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2005, the Adviser has agreed to defer receipt of all or part of its advisory fee and/or reimburse the All Cap Core Fund--Memorial Class so that the expenses do not exceed 1.25% of the class' average daily net assets.

For a period of three years after the year in which the Adviser waives or reimburses Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap Core--Adviser Class, and Balanced Growth Funds, exceed 1.25% for the All Cap Core Fund--Memorial Class or exceed 0.95% for the Capital Conservation Fund.

Each of the Funds incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. During the year ended July 31, 2004, the Capital Conservation reimbursed $23,308 that the Adviser had advanced for organizational expenses and for Fund expenses the Adviser absorbed for the fiscal year ended July 31, 2003. During the six months ended January 31, 2005, the All Cap Core Fund reimbursed $2,984 that the Adviser absorbed during previous fiscal periods. During the six months ended January 31, 2005, the Capital Conservation Fund reimbursed $4,162 that the Adviser absorbed during previous fiscal periods.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

       YEAR OF EXPIRATION      ALL CAP CORE FUND     CAPITAL CONSERVATION FUND
       ------------------      -----------------     -------------------------
       July 31, 2006                $121,774                    $ --
       July 31, 2007                $ 53,361                      --

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6--DISTRIBUTION PLAN

The Trust, on behalf of the All Cap Core Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 plan"), which provides that the Adviser Class of the All Cap Core Fund may pay distribution fees of up to 0.25% of the class' average daily net assets to Quasar Distributors, LLC (the "Distributor"), an affiliate of U.S. Bancorp Fund Services, LLC. Payments under the 12b-1 plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Adviser Class Shares. For the six months ended January 31, 2005, the All Cap Core Fund incurred $17,250 in fees pursuant to the 12b-1 plan.

(OPTIMUM Q FUNDS LOGO)

INVESTMENT ADVISER      INDEPENDENT REGISTERED     LEGAL COUNSEL
MDT Advisers,           PUBLIC ACCOUNTING FIRM     Paul, Hastings, Janofsky &
a division of Harris    PricewaterhouseCoopers LLP   Walker, LLP
Bretall Sullivan &      100 E. Wisconsin Avenue    55 Second Street, 24th Floor
  Smith, LLC            Milwaukee, WI 53202        San Francisco, CA 94105
125 CambridgePark Drive
Cambridge, MA 02140

                        ADMINISTRATOR,
CUSTODIAN               TRANSFER AGENT             DISTRIBUTOR
U.S. Bank, N.A.         AND FUND ACCOUNTANT        Quasar Distributors, LLC
425 Walnut Street       U.S. Bancorp Fund          615 E. Michigan Street
Cincinnati, OH 45202      Services, LLC            Milwaukee, WI 53202
                        615 E. Michigan Street
                        Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the Optimum QTM Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-86-OPTIMUM-Q (1-866-784-6867) or at www.optimumqfunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Optimum Q Funds
                   ------------------------------------------

     By (Signature and Title) /s/R. Schorr Berman
                              -------------------------------
                              R. Schorr Berman, President

     Date      April 11, 2005
            -------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/R. Schorr Berman
                               ------------------------------
                               R. Schorr Berman, President

     Date      April 11, 2005
            -------------------------------------------------

     By (Signature and Title)  /s/John Duane
                               ------------------------------
                               John Duane, Treasurer

     Date      April 11, 2005
            -------------------------------------------------